EMPIRE FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT A






ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                          DECEMBER 31, 1998

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -      $ 60,823,021
60,823,021 shares (cost
$60,823,021)

  High Income Portfolio -        25,486,247
2,210,429 shares (cost
$27,252,453)

  Equity-Income Portfolio -      177,382,220
6,978,057 shares (cost
$130,450,090)

  Growth Portfolio -             131,593,217
2,932,766 shares (cost
$90,335,204)

  Overseas Portfolio -           25,641,874
1,278,896 shares (cost
$23,329,182)



Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond          21,364,595
Portfolio - 1,648,503 shares
(cost $20,776,732)

  Asset Manager Portfolio -      96,618,357
5,320,394 shares (cost
$81,938,604)

  Index 500 Portfolio -          107,512,920
761,153 shares (cost
$81,401,449)

  Asset Manager: Growth          32,946,100
Portfolio - 1,934,592 shares
(cost $27,563,473)

  Contrafund Portfolio -         169,057,561
6,917,249 shares (cost
$109,536,191)



Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -           8,601,349
533,914 shares (cost
$7,858,475)

  Growth & Income Portfolio -    69,111,358
4,279,341 shares (cost
$55,681,217)

  Growth Opportunities           44,311,264
Portfolio - 1,936,681 shares
(cost $35,121,684)



Morgan Stanley Universal
Funds (MSUF)

  Emerging Markets Equity        546,742
Portfolio - 76,898 shares
(cost $646,521)

  Emerging Markets Debt          282,550
Portfolio - 46,320 shares
(cost $387,085)

  Global Equity Portfolio -      1,999,162
152,143 shares (cost
$1,976,648)

  International Magnum           912,330
Portfolio - 81,240 shares
(cost $1,007,344)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -          431,049
37,064 shares (cost $417,316)

  Small Cap Value Portfolio -    2,937,388
253,005 shares (cost
$2,907,922)

  Large Cap Value Portfolio -    2,347,270
164,490 shares (cost
$2,112,479)

  Technology & Communications    2,932,095
Portfolio - 213,088 shares
(cost $2,507,953)

  Select 20 Portfolio -          29,117,879
1,786,373 shares (cost
$24,291,775)



Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio    279,046
- 21,938 shares (cost
$278,044)

  Growth Fund II Portfolio -     915,824
57,168 shares (cost $804,922)

  Opportunity Fund II            3,225,067
Portfolio - 148,484 shares
(cost $3,295,369)



Warburg Pincus Trust (WPT)

  Small Company Growth           953,257
Portfolio - 59,541 shares
(cost $1,002,111)

  International Equity           301,996
Portfolio - 27,479 shares
(cost $337,693)

  Post-Venture Capital           496,313
Portfolio - 42,132 shares
(cost $519,777)



Total Assets                    $ 1,018,128,051



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts     $ 981,357,735

 Annuity Reserves                36,592,039

 Retained in Variable Account    178,277
by Empire Fidelity
Investments Life Insurance
Company



NET ASSETS                      $ 1,018,128,051

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   MONEY MARKET                        VIP -   HIGH INCOME



                                 12/31/98                   12/31/97         12/31/98                 12/31/97

INCOME:

 Dividends                       $ 2,645,742                $ 2,313,764      $ 1,889,480              $ 1,511,599

EXPENSES:

 Mortality risk,    expense         399,788                    421,031          215,198                  226,931
risk    and adminis-
trative charges

Net investment   income (loss)     2,245,954                  1,892,733        1,674,282                1,284,668

Realized gain (loss) on  sale     0                          0                357,137                  525,904
of fund shares

Realized gain   distributions     0                          0                1,200,608                186,827

Unrealized   appreciation           0                          0                (4,611,108)              1,549,932
(depreciation)

Net increase (decrease)  in        2,245,954                  1,892,733        (1,379,081)              3,547,331
net assets from   operations

Payments   received from           24,969,171                 23,195,744       3,637,653                3,390,097
contract owners

Transfers   between sub-           (2,491,417)                (29,837,690)     (2,092,976)              (936,028)
accounts and the   fixed
account, net

Transfers   for contract            (4,418,522)                (3,370,058)      (945,611)                (646,453)
benefits and   terminations

Other transfers   (to) from          (11,185)                   (14,328)         (26,576)                 (8,290)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        18,048,047                 (10,026,332)     572,490                  1,799,326
net assets   from contract
transactions

Retained in   (returned from)       5,829                      (18,302)         6                        (6,399)
 Variable Annuity   Account
A, net

Total increase   (decrease)       20,299,830                 (8,151,901)      (806,585)                5,340,258
in  net assets

Net assets at   beginning of       40,523,191                 48,675,092       26,292,832               20,952,574
year

Net assets at end   of year       $ 60,823,021               $ 40,523,191     $ 25,486,247             $ 26,292,832



                                 SUBACCOUNTS INVESTING IN:


                                    VIP -   EQUITY-INCOME                      VIP -   GROWTH



                                 12/31/98                   12/31/97        12/31/98            12/31/97

INCOME:

 Dividends                       $ 2,627,503                $ 2,564,769     $ 474,706           $ 585,360

EXPENSES:

 Mortality risk,    expense         1,522,723                  1,644,530       849,776             884,156
risk    and adminis-
trative charges

Net investment   income (loss)     1,104,780                  920,239         (375,070)           (298,796)

Realized gain (loss) on  sale     13,591,971                 5,142,383       5,631,524           6,114,534
of fund shares

Realized gain   distributions     9,350,819                  12,895,090      12,417,303          2,620,184

Unrealized   appreciation           (6,201,694)                20,917,615      17,537,413          9,612,136
(depreciation)

Net increase (decrease)  in        17,845,876                 39,875,327      35,211,170          18,048,058
net assets from   operations

Payments   received from           6,486,521                  10,018,315      3,501,089           3,969,223
contract owners

Transfers   between sub-           (29,920,538)               (8,413,443)     (1,451,810)         (11,918,863)
accounts and the   fixed
account, net

Transfers   for contract            (6,382,415)                (3,514,413)     (2,742,013)         (1,865,313)
benefits and   terminations

Other transfers   (to) from          (27,652)                   (51,098)        (65,813)            (27,180)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (29,844,084)               (1,960,639)     (758,547)           (9,842,133)
net assets   from contract
transactions

Retained in   (returned from)       1,014                      (35,093)        2,670               (14,603)
 Variable Annuity   Account
A, net

Total increase   (decrease)       (11,997,194)               37,879,595      34,455,293          8,191,322
in  net assets

Net assets at   beginning of       189,379,414                151,499,819     97,137,924          88,946,602
year

Net assets at end   of year       $ 177,382,220              $ 189,379,414   $ 131,593,217       $ 97,137,924



                                 SUBACCOUNTS INVESTING IN:


                                    VIP -   OVERSEAS



                                 12/31/98              12/31/97

INCOME:

 Dividends                       $ 474,801             $ 426,309

EXPENSES:

 Mortality risk,    expense         211,685               260,337
risk    and adminis-
trative charges

Net investment   income (loss)     263,116               165,972

Realized gain (loss) on  sale     1,010,697             1,113,127
of fund shares

Realized gain   distributions     1,399,412             1,692,320

Unrealized   appreciation           (181,229)             (306,443)
(depreciation)

Net increase (decrease)  in        2,491,996             2,664,976
net assets from   operations

Payments   received from           693,445               1,594,379
contract owners

Transfers   between sub-           (1,856,247)           (2,962,833)
accounts and the   fixed
account, net

Transfers   for contract            (755,511)             (875,577)
benefits and   terminations

Other transfers   (to) from          (5,559)               (7,253)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (1,923,872)           (2,251,284)
net assets   from contract
transactions

Retained in   (returned from)       654                   (7,153)
 Variable Annuity   Account
A, net

Total increase   (decrease)       568,778               406,539
in  net assets

Net assets at   beginning of       25,073,096            24,666,557
year

Net assets at end   of year       $ 25,641,874          $ 25,073,096







EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY








                                  VIP II -  INVESTMENT  GRADE                   VIP II -  ASSET MANAGER
                                 BOND



                                 12/31/98                      12/31/97        12/31/98                   12/31/97

INCOME:

 Dividends                       $ 486,031                     $ 398,252       $ 2,869,728                $ 2,832,588

EXPENSES:

 Mortality risk,    expense         112,172                        68,030         745,573                    843,527
risk    and adminis-
trative charges

Net investment   income (loss)     373,859                       330,222         2,124,155                  1,989,061

Realized gain (loss) on  sale      246,114                      59,791          2,157,446                  1,851,291
of fund shares

Realized gain   distributions      57,665                       0               8,609,183                  7,105,476

Unrealized   appreciation          349,622                        150,894         (655,336)                  4,465,968
(depreciation)

Net increase (decrease)  in        1,027,260                      540,907        12,235,448                 15,411,796
net assets from   operations

Payments   received from           1,728,629                      547,746        2,409,672                  2,619,931
contract owners

Transfers   between sub-           10,779,615                      939,267       (4,609,720)                (5,488,171)
accounts and the   fixed
account, net

Transfers   for contract            (693,541)                      (446,731)      (5,190,564)                (3,352,040)
benefits and   terminations

Other transfers   (to) from          (2,636)                        (4,655)        (46,825)                   (17,911)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        11,812,067                      1,035,627     (7,437,437)                (6,238,191)
net assets   from contract
transactions

Retained in   (returned from)       213                            (2,182)        746                        (18,089)
 Variable Annuity   Account
A, net

Total increase   (decrease)       12,839,540                      1,574,352     4,798,757                  9,155,516
in  net assets

Net assets at   beginning of       8,525,055                     6,950,703       91,819,600                 82,664,084
year

Net assets at end   of year       $ 21,364,595                  $ 8,525,055     $ 96,618,357               $ 91,819,600





                                  VIP II -  INDEX 500                    VIP II -  ASSET MANAGER:
                                                                        GROWTH



                                 12/31/98               12/31/97        12/31/98                    12/31/97

INCOME:

 Dividends                       $ 1,020,047            $ 487,160       $ 655,208                   $ 0

EXPENSES:

 Mortality risk,    expense         786,442                591,939         258,975                     254,365
risk    and adminis-
trative charges

Net investment   income (loss)     233,605                (104,779)       396,233                     (254,365)

Realized gain (loss) on  sale     10,983,929             2,915,326       2,050,502                   505,357
of fund shares

Realized gain   distributions     2,362,610              988,503         3,064,065                   31,544

Unrealized   appreciation           9,112,387              11,740,910      (667,729)                   5,087,508
(depreciation)

Net increase (decrease)  in        22,692,531             15,539,960      4,843,071                   5,370,044
net assets from   operations

Payments   received from           7,795,761              9,783,621       2,687,915                   4,997,152
contract owners

Transfers   between sub-           5,150,893              16,761,121      (6,145,972)                 5,149,974
accounts and the   fixed
account, net

Transfers   for contract            (4,898,551)            (2,103,893)     (774,181)                   (364,345)
benefits and   terminations

Other transfers   (to) from          (20,771)               (19,321)        (18,649)                    (8,770)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        8,027,332              24,421,528      (4,250,887)                 9,774,011
net assets   from contract
transactions

Retained in   (returned from)       1,138                  (1,164)         932                         16,275
 Variable Annuity   Account
A, net

Total increase   (decrease)       30,721,001             39,960,324      593,116                     15,160,330
in  net assets

Net assets at   beginning of       76,791,919             36,831,595      32,352,984                  17,192,654
year

Net assets at end   of year       $ 107,512,920          $ 76,791,919    $ 32,946,100                $ 32,352,984





                                  VIP II -  CONTRAFUND




                                 12/31/98                12/31/97

INCOME:

 Dividends                       $ 921,708               $ 908,559

EXPENSES:

 Mortality risk,    expense         1,164,617               1,148,575
risk    and adminis-
trative charges

Net investment   income (loss)     (242,909)               (240,016)

Realized gain (loss) on  sale     7,420,537               4,737,833
of fund shares

Realized gain   distributions     6,781,142               2,401,192

Unrealized   appreciation           23,314,910              16,812,677
(depreciation)

Net increase (decrease)  in        37,273,680              23,711,686
net assets from   operations

Payments   received from           9,833,935               12,859,035
contract owners

Transfers   between sub-           (9,187,032)             430,459
accounts and the   fixed
account, net

Transfers   for contract            (3,689,396)             (2,031,744)
benefits and   terminations

Other transfers   (to) from          (34,791)                (35,583)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (3,077,284)             11,222,167
net assets   from contract
transactions

Retained in   (returned from)       1,591                   (17,981)
 Variable Annuity   Account
A, net

Total increase   (decrease)       34,197,987              34,915,872
in  net assets

Net assets at   beginning of       134,859,574             99,943,702
year

Net assets at end   of year       $ 169,057,561           $ 134,859,574



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                       VIP III -   BALANCED                       VIP III -   GROWTH &
                                                                            INCOME

                                 12/31/98                     12/31/97*     12/31/98                    12/31/97*

INCOME:

 Dividends                       $ 118,737                    $ 2,385       $ 0                         $ 174,550

EXPENSES:

 Mortality risk,   expense        53,067                       28,408        373,426                     148,409
risk   and adminis-  trative
charges

Net investment   income (loss)    65,670                       (26,023)      (373,426)                   26,141

Realized gain (loss) on           450,249                      171,319       1,665,467                   139,286
sale of fund shares

Realized gain   distributions     181,404                      0             176,254                     567,288

Unrealized   appreciation           373,537                      369,337       10,346,320                  3,083,821
(depreciation)

Net increase (decrease)  in         1,070,860                    514,633       11,814,615                  3,816,536
net assets   from operations

Payments   received from            1,250,792                    1,763,874     14,497,348                  10,522,938
contract owners

Transfers   between sub-           1,823,584                    2,425,981     15,938,572                  14,682,913
accounts and the   fixed
account, net

Transfers   for contract            (219,835)                    (27,898)      (1,973,918)                 (163,575)
benefits and   terminations

Other transfers  (to) from           (2,736)                      (2,344)       (20,133)                    (10,836)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,851,805                    4,159,613     28,441,869                  25,031,440
net assets   from contract
transactions

Retained in   (returned from)       847                          3,591         1,729                       5,169
 Variable Annuity   Account
A, net

Total increase  (decrease) in     3,923,512                    4,677,837     40,258,213                  28,853,145
  net assets

Net assets at   beginning  of      4,677,837                    0             28,853,145                  0
year

Net assets at end   of year       $ 8,601,349                  $ 4,677,837   $ 69,111,358                $ 28,853,145





                                       VIP III -   GROWTH                       MSUF -   EMERGING
                                 OPPORTUNITIES                            MARKETS   EQUITY

                                 12/31/98                  12/31/97*      12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 380,494                 $ 28,023       $ 2,945                  $ 1,084

EXPENSES:

 Mortality risk,   expense        314,105                   178,840        2,732                    93
risk   and adminis-  trative
charges

Net investment   income (loss)    66,389                    (150,817)      213                      991

Realized gain (loss) on           1,816,418                 215,977        8,643                    (41)
sale of fund shares

Realized gain   distributions     1,322,669                 39,232         0                        4,793

Unrealized   appreciation           4,981,718                 4,207,862      (98,190)                 (1,589)
(depreciation)

Net increase (decrease)  in         8,187,194                 4,312,254      (89,334)                 4,154
net assets   from operations

Payments   received from            6,213,014                 12,056,601     113,147                  113,615
contract owners

Transfers   between sub-           (1,374,459)               16,961,634     314,261                  91,436
accounts and the   fixed
account, net

Transfers   for contract            (1,936,492)               (98,075)       (399)                    0
benefits and   terminations

Other transfers  (to) from           (10,659)                  (6,260)        (107)                    (30)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,891,404                 28,913,900     426,902                  205,021
net assets   from contract
transactions

Retained in   (returned from)       1,458                     5,054          (1)                      0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     11,080,056                33,231,208     337,567                  209,175
  net assets

Net assets at   beginning  of      33,231,208                0              209,175                  0
year

Net assets at end   of year       $ 44,311,264              $ 33,231,208   $ 546,742                $ 209,175





                                       MSUF -   EMERGING
                                 MARKETS   DEBT

                                 12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 28,061                 $ 8,109

EXPENSES:

 Mortality risk,   expense        1,769                    167
risk   and adminis-  trative
charges

Net investment   income (loss)    26,292                   7,942

Realized gain (loss) on           (5,315)                  (1,346)
sale of fund shares

Realized gain   distributions     0                        3,519

Unrealized   appreciation           (92,451)                 (12,084)
(depreciation)

Net increase (decrease)  in         (71,474)                 (1,969)
net assets   from operations

Payments   received from            87,141                   13,063
contract owners

Transfers   between sub-           (69,071)                 331,693
accounts and the   fixed
account, net

Transfers   for contract            (606)                    (6,182)
benefits and   terminations

Other transfers  (to) from           (46)                     (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        17,418                   338,573
net assets   from contract
transactions

Retained in   (returned from)       2                        0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     (54,054)                 336,604
  net assets

Net assets at   beginning  of      336,604                  0
year

Net assets at end   of year       $ 282,550                $ 336,604


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.






EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY








                                       MSUF -   GLOBAL   EQUITY                       MSUF -   INTERNATIONAL
                                                                                 MAGNUM

                                 12/31/98                         12/31/97**    12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 13,192                         $ 1,780       $ 5,184                        $ 4,724

EXPENSES:

 Mortality risk,   expense        10,616                              129        6,535                          86
risk   and adminis-  trative
charges

Net investment   income (loss)    2,576                             1,651        (1,351)                        4,638

Realized gain (loss) on            61,905                          1             48,096                         25
sale of fund shares

Realized gain   distributions      12,573                          3,801         3,219                          315

Unrealized   appreciation           25,498                           (2,984)       (89,038)                       (5,976)
(depreciation)

Net increase (decrease)  in         102,552                          2,469         (39,074)                       (998)
net assets   from operations

Payments   received from            768,755                          191,357       374,546                        86,824
contract owners

Transfers   between sub-           826,399                            113,505     411,166                        82,134
accounts and the   fixed
account, net

Transfers   for contract            (5,584)                           0            (2,657)                        0
benefits and   terminations

Other transfers  (to) from           (277)                             (15)         391                            (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,589,293                          304,847     783,446                        168,957
net assets   from contract
transactions

Retained in   (returned from)       1                                 0            (1)                            0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     1,691,846                          307,316     744,371                        167,959
  net assets

Net assets at   beginning  of      307,316                           0            167,959                        0
year

Net assets at end   of year       $ 1,999,162                      $ 307,316     $ 912,330                      $ 167,959





                                       PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE


                                 12/31/98                   12/31/97**  12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0         $ 523                          $ 0

EXPENSES:

 Mortality risk,   expense        1,846                      47          17,718                         158
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,846)                    (47)        (17,195)                       (158)

Realized gain (loss) on           18,137                     (115)       100,408                        106
sale of fund shares

Realized gain   distributions     0                          0           3,159                          0

Unrealized   appreciation           13,190                     543         20,879                         8,587
(depreciation)

Net increase (decrease)  in         29,481                     381         107,251                        8,535
net assets   from operations

Payments   received from            133,860                    58,005      500,142                        102,904
contract owners

Transfers   between sub-           141,208                    68,703      1,799,420                      436,360
accounts and the   fixed
account, net

Transfers   for contract            (609)                      0           (17,248)                       0
benefits and   terminations

Other transfers  (to) from           23                         (3)         9                              15
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        274,482                    126,705     2,282,323                      539,279
net assets   from contract
transactions

Retained in   (returned from)       (2)                        2           (5)                            5
 Variable Annuity   Account
A, net

Total increase  (decrease) in     303,961                    127,088     2,389,569                      547,819
  net assets

Net assets at   beginning  of      127,088                    0           547,819                        0
year

Net assets at end   of year       $ 431,049                  $ 127,088   $ 2,937,388                    $ 547,819





                                   PBHG -   LARGE CAP   VALUE


                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 5,924                        $ 0

EXPENSES:

 Mortality risk,   expense        7,023                          80
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,099)                        (80)

Realized gain (loss) on           128,101                        (61)
sale of fund shares

Realized gain   distributions     12,521                         0

Unrealized   appreciation           232,358                        2,433
(depreciation)

Net increase (decrease)  in         371,881                        2,292
net assets   from operations

Payments   received from            393,417                        63,807
contract owners

Transfers   between sub-           1,491,601                      129,665
accounts and the   fixed
account, net

Transfers   for contract            (103,177)                      0
benefits and   terminations

Other transfers  (to) from           (2,330)                        (2)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,779,511                      193,470
net assets   from contract
transactions

Retained in   (returned from)       113                            3
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,151,505                      195,765
  net assets

Net assets at   beginning  of      195,765                        0
year

Net assets at end   of year       $ 2,347,270                    $ 195,765


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS

                                 12/31/98                       12/31/97**    12/31/98               12/31/97**

INCOME:

 Dividends                       $ 180                          $ 0           $ 280                  $ 0

EXPENSES:

 Mortality risk,   expense        9,548                             144        76,660                 202
risk   and adminis-  trative
charges

Net investment   income (loss)    (9,368)                         (144)        (76,380)               (202)

Realized gain (loss) on  sale     60,345                         (593)         837,116                1
of fund shares

Realized gain    distributions    0                              0             0                      0

Unrealized   appreciation           424,975                        (833)         4,809,171              16,933
(depreciation)

Net increase (decrease)  in         475,952                        (1,570)       5,569,907              16,732
net assets   from operations

Payments   received from            505,953                        138,324       4,096,805              115,860
contract owners

Transfers   between sub-           1,590,028                        228,607     19,231,620             437,871
accounts and the   fixed
account, net

Transfers   for contract            (4,960)                         0            (343,605)              0
benefits and   terminations

Other transfers  (to) from           (208)                           (32)         (7,357)                (10)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,090,813                        366,899     22,977,463             553,721
net assets   from contract
transactions

Retained in   (returned from)       (24)                            25           57                     (1)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,566,741                        365,354     28,547,427             570,452
  net assets

Net assets at   beginning  of      365,354                         0            570,452                0
year

Net assets at end   of year       $ 2,932,095                    $ 365,354     $ 29,117,879           $ 570,452





                                   SVIF -   DISCOVERY   FUND II                 SVIF -   GROWTH   FUND II


                                 12/31/98                         12/31/97**  12/31/98                      12/31/97**

INCOME:

 Dividends                       $ 0                              $ 0         $ 3                           $ 1,828

EXPENSES:

 Mortality risk,   expense        1,761                            48          4,395                         66
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,761)                          (48)        (4,392)                       1,762

Realized gain (loss) on  sale     2,413                            (44)        21,237                        (79)
of fund shares

Realized gain    distributions    3,035                            0           0                             3,930

Unrealized   appreciation           2,341                            (1,339)     112,638                       (1,736)
(depreciation)

Net increase (decrease)  in         6,028                            (1,431)     129,483                       3,877
net assets   from operations

Payments   received from            151,061                          32,805      412,502                       94,312
contract owners

Transfers   between sub-           33,076                           60,817      214,261                       62,188
accounts and the   fixed
account, net

Transfers   for contract            (2,353)                          0           (1,040)                       0
benefits and   terminations

Other transfers  (to) from           (948)                            (10)        201                           38
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        180,836                          93,612      625,924                       156,538
net assets   from contract
transactions

Retained in   (returned from)       (9)                              10          39                            (37)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     186,855                          92,191      755,446                       160,378
  net assets

Net assets at   beginning  of      92,191                           0           160,378                       0
year

Net assets at end   of year       $ 279,046                        $ 92,191    $ 915,824                     $ 160,378





                                   SVIF -   OPPORTUNITY   FUND
                                 II

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 7,009                        $ 324

EXPENSES:

 Mortality risk,   expense        17,744                         156
risk   and adminis-  trative
charges

Net investment   income (loss)    (10,735)                       168

Realized gain (loss) on  sale     (23,495)                       0
of fund shares

Realized gain    distributions    207,970                        0

Unrealized   appreciation           (72,627)                       2,325
(depreciation)

Net increase (decrease)  in         101,113                        2,493
net assets   from operations

Payments   received from            1,769,534                      152,948
contract owners

Transfers   between sub-           1,047,647                      171,182
accounts and the   fixed
account, net

Transfers   for contract            (19,037)                       0
benefits and   terminations

Other transfers  (to) from           (906)                          87
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,797,238                      324,217
net assets   from contract
transactions

Retained in   (returned from)       (32)                           38
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,898,319                      326,748
  net assets

Net assets at   beginning  of      326,748                        0
year

Net assets at end   of year       $ 3,225,067                    $ 326,748


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.






EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS

                                 12/31/98                       12/31/97**    12/31/98               12/31/97**

INCOME:

 Dividends                       $ 180                          $ 0           $ 280                  $ 0

EXPENSES:

 Mortality risk,   expense        9,548                             144        76,660                 202
risk   and adminis-  trative
charges

Net investment   income (loss)    (9,368)                         (144)        (76,380)               (202)

Realized gain (loss) on  sale     60,345                         (593)         837,116                1
of fund shares

Realized gain    distributions    0                              0             0                      0

Unrealized   appreciation           424,975                        (833)         4,809,171              16,933
(depreciation)

Net increase (decrease)  in         475,952                        (1,570)       5,569,907              16,732
net assets   from operations

Payments   received from            505,953                        138,324       4,096,805              115,860
contract owners

Transfers   between sub-           1,590,028                        228,607     19,231,620             437,871
accounts and the   fixed
account, net

Transfers   for contract            (4,960)                         0            (343,605)              0
benefits and   terminations

Other transfers  (to) from           (208)                           (32)         (7,357)                (10)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,090,813                        366,899     22,977,463             553,721
net assets   from contract
transactions

Retained in   (returned from)       (24)                            25           57                     (1)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,566,741                        365,354     28,547,427             570,452
  net assets

Net assets at   beginning  of      365,354                         0            570,452                0
year

Net assets at end   of year       $ 2,932,095                    $ 365,354     $ 29,117,879           $ 570,452





                                   SVIF -   DISCOVERY   FUND II                 SVIF -   GROWTH   FUND II


                                 12/31/98                         12/31/97**  12/31/98                      12/31/97**

INCOME:

 Dividends                       $ 0                              $ 0         $ 3                           $ 1,828

EXPENSES:

 Mortality risk,   expense        1,761                            48          4,395                         66
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,761)                          (48)        (4,392)                       1,762

Realized gain (loss) on  sale     2,413                            (44)        21,237                        (79)
of fund shares

Realized gain    distributions    3,035                            0           0                             3,930

Unrealized   appreciation           2,341                            (1,339)     112,638                       (1,736)
(depreciation)

Net increase (decrease)  in         6,028                            (1,431)     129,483                       3,877
net assets   from operations

Payments   received from            151,061                          32,805      412,502                       94,312
contract owners

Transfers   between sub-           33,076                           60,817      214,261                       62,188
accounts and the   fixed
account, net

Transfers   for contract            (2,353)                          0           (1,040)                       0
benefits and   terminations

Other transfers  (to) from           (948)                            (10)        201                           38
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        180,836                          93,612      625,924                       156,538
net assets   from contract
transactions

Retained in   (returned from)       (9)                              10          39                            (37)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     186,855                          92,191      755,446                       160,378
  net assets

Net assets at   beginning  of      92,191                           0           160,378                       0
year

Net assets at end   of year       $ 279,046                        $ 92,191    $ 915,824                     $ 160,378





                                   SVIF -   OPPORTUNITY   FUND
                                 II

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 7,009                        $ 324

EXPENSES:

 Mortality risk,   expense        17,744                         156
risk   and adminis-  trative
charges

Net investment   income (loss)    (10,735)                       168

Realized gain (loss) on  sale     (23,495)                       0
of fund shares

Realized gain    distributions    207,970                        0

Unrealized   appreciation           (72,627)                       2,325
(depreciation)

Net increase (decrease)  in         101,113                        2,493
net assets   from operations

Payments   received from            1,769,534                      152,948
contract owners

Transfers   between sub-           1,047,647                      171,182
accounts and the   fixed
account, net

Transfers   for contract            (19,037)                       0
benefits and   terminations

Other transfers  (to) from           (906)                          87
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,797,238                      324,217
net assets   from contract
transactions

Retained in   (returned from)       (32)                           38
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,898,319                      326,748
  net assets

Net assets at   beginning  of      326,748                        0
year

Net assets at end   of year       $ 3,225,067                    $ 326,748


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



                            WPT -   SMALL COMPANY      WPT -   INTERNATIONAL     WPT -                   Total
                                                                                      POST-VENTURE
                            GROWTH                     EQUITY                    CAPITAL
                            12/31/98     12/31/97**    12/31/98     12/31/97**   12/31/98     12/31/97** 12/31/98
Income:
 Dividends                  $ 0          $ 0           $ 1,849      $ 256        $ 0          $ 8        $/ 14,629,335

EXPENSES:


 Mortality risk,   expense   6,633           143        2,721        16           2,960        44         7,178,208
risk   and adminis-  trative
charges

Net investment income (loss) (6,633)       (143)        (872)        240          (2,960)      (36)       7,451,127

Realized gain (loss) on sale  24,269      305           21,892       0            21,703       (281)      48,707,446
of fund shares

Realized gain distributions   0           0             0            1,767        0            0          47,165,611

Unrealized   appreciation      (56,918)     8,064         (33,271)     (2,426)      (24,571)     1,107      58,872,795
(depreciation)

Net increase (decrease)  in    (39,282)     8,226         (12,251)     (419)        (5,828)      790        162,196,979
net assets   from operations                                                                                           /

Payments   received from       331,697      74,156        181,100      11,805       337,029      18,680     95,861,634
contract owners

Transfers   between sub-      353,786        230,810     103,508      20,304       119,403      47,306     2,170,806
accounts and the   fixed
account, net

Transfers   for contract       (6,083)       0            (1,957)      0            (21,038)     0          (35,150,903)
benefits and   terminations

Other transfers  (to) from      (69)          17           1,965        (2,059)      (26)         (3)        (303,670)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in   679,331        304,983     284,616      30,050       435,368      65,983     62,577,867
net assets   from contract
transactions

Retained in   (returned from)  16            (17)         (2,058)      2,058        (5)          5          16,918
 Variable Annuity   Account
A, net

Total increase (decrease) in 640,065        313,192     270,307      31,689       429,535      66,778     224,791,764
  net assets

Net assets at  beginning  of  313,192       0            31,689       0            66,778       0          793,336,287
year

Net assets at end   of year  $ 953,257    $ 313,192     $ 301,996    $ 31,689     $ 496,313    $ 66,778   $ 1,018,128,051



                                 TOTAL


                                 12/31/97
Income:
 Dividends                       $ 12,251,431

EXPENSES:

 Mortality risk,   expense        6,700,657
risk   and adminis-  trative
charges

Net investment   income (loss)    5,550,774

Realized gain (loss) on  sale     23,490,006
of fund shares

Realized gain    distributions    28,545,781

Unrealized   appreciation           77,703,242
(depreciation)

Net increase (decrease)  in         135,289,803
net assets   from operations

Payments   received from            98,587,121
contract owners

Transfers   between sub-           306,902
accounts and the   fixed
account, net

Transfers   for contract            (18,866,297)
benefits and   terminations

Other transfers  (to) from           (215,838)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        79,811,888
net assets   from contract
transactions

Retained in   (returned from)       (88,786)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     215,012,905
  net assets

Net assets at   beginning  of      578,323,382
year

Net assets at end   of year       $ 793,336,287



NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1998 and 1997


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS
Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

FEDERAL INCOME TAXES
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS
Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 1, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 1, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                 PURCHASES      SALES

VIP - Money Market              $  76,265,550  $  55,965,720

VIP - High Income                 13,163,157     9,715,771

VIP - Equity-Income               17,832,276     37,219,747

VIP - Growth                      25,775,182     14,488,826

VIP - Overseas                    6,599,234      6,859,924

VIP II - Investment Grade Bond    18,791,983     6,548,179

VIP II - Asset Manager            16,434,342     13,137,695

VIP II - Index 500                40,667,222     30,042,537

VIP II - Asset Manager: Growth    8,260,163      9,049,820

VIP II - Contrafund               20,784,360     17,321,820

VIP III - Balanced                8,589,421      5,489,695

VIP III - Growth & Income         35,158,428     6,912,002

VIP III - Growth Opportunities    13,293,328     9,011,408

MSUF - Emerging Markets Equity    591,131        164,017

MSUF - Emerging Markets Debt      466,037        422,325

MSUF - Global Equity              2,259,900      655,457

MSUF - International Magnum       1,956,900      1,171,587

PBHG - Growth II                  541,591        268,957

PBHG - Small Cap Value            3,795,436      1,527,154

PBHG - Large Cap Value            2,671,707      880,661

PBHG - Technology &               2,752,500      671,079
Communications

PBHG - Select 20                  33,444,117     10,542,977

SVIF - Discovery Fund II          317,309        135,208

SVIF - Growth Fund II             964,942        343,371

SVIF - Opportunity Fund II        3,640,439      645,998

WPT - Small Company Growth        1,255,237      582,523

WPT - International Equity        866,700        585,014

WPT - Post-Venture Capital        873,109        440,706

6. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1998 and 1997 are as follows:



                                 BEGINNING    PAYMENTS    TRANSFERS  CONTRACT     UNITS       ENDING   DOLLARS
                                 BALANCE      RECEIVED    BETWEEN    TERMINATIONS             BALANCE
                                 UNITS        FROM        SUBACCOUNTS,                        UNIT
                                              CONTRACT    NET                                 VALUE
                                              OWNERS


JANUARY 1, 1998 TO
DECEMBER 31, 1998

 VIP - Money Market               2,510,803   1,647,401   (220,944)   (323,209)   3,614,051  $ 16.72  $ 60,421,297

 VIP - High Income                868,993     133,979     (69,329)    (79,486)    854,157    $ 27.53   23,511,486

 VIP - Equity-Income              4,666,312   172,712     (732,658)   (183,827)   3,922,539  $ 43.62   171,099,633

 VIP - Growth                     2,229,721   79,040      (61,187)    (76,136)    2,171,438  $ 59.17   128,489,157

 VIP - Overseas                   1,059,560   32,658      (88,408)    (36,606)    967,204    $ 26.31   25,446,085

 VIP II - Investment Grade Bond   442,121     96,445      553,565     (105,199)   986,932    $ 20.24   19,978,293

 VIP II - Asset Manager           3,604,315   100,308     (164,174)   (234,500)   3,305,949  $ 28.30   93,567,756

 VIP II - Index 500               3,001,334   296,359     206,144     (230,330)   3,273,507  $ 31.60   103,456,330

 VIP II - Asset Manager: Growth   1,760,200   154,243     (337,931)   (92,554)    1,483,958  $ 20.93   31,065,071

 VIP II - Contrafund              6,419,636   443,789     (451,601)   (200,304)   6,211,520  $ 26.40   163,982,487

 VIP III - Balanced               371,377     100,999     145,380     (80,590)    537,166    $ 13.98   7,511,155

 VIP III - Growth & Income        2,163,555   1,107,895   1,071,230   (368,438)   3,974,242  $ 16.29   64,760,113

 VIP III - Growth Opportunities   2,558,459   468,112     (96,266)    (238,946)   2,691,359  $ 15.62   42,029,696

 MSUF - Emerging Markets Equity   20,806      12,500      39,057      (796)       71,567     $ 7.56    541,172

 MSUF - Emerging Markets Debt     32,130      9,702       (3,800)     (1,123)     36,909     $ 7.44    274,713

 MSUF - Global Equity             29,979      70,359      75,573      (23,438)    152,473    $ 11.54   1,759,437

 MSUF - International Magnum      17,042      35,893      36,135      (13,435)    75,635     $ 10.65   805,735

 PBHG - Growth II                 11,877      13,257      13,845      0           38,979     $ 10.90   424,700

 PBHG - Small Cap Value           51,781      45,359      159,664     (8,023)     248,781    $ 11.48   2,855,455

 PBHG - Large Cap Value           18,440      34,250      123,327     (21,049)    154,968    $ 14.05   2,177,563

 PBHG - Technology &              34,037      46,836      143,175     (3,033)     221,015    $ 12.94   2,860,409
Communications

 PBHG - Select 20                 54,758      310,910     1,419,936   (93,852)    1,691,752  $ 16.80   28,413,465

 SVIF - Discovery Fund II         8,046       16,676      3,995       (3,457)     25,260     $ 10.31   260,538

 SVIF - Growth Fund II            15,649      36,533      18,029      (2,394)     67,817     $ 13.08   887,378

 SVIF - Opportunity Fund II       31,571      165,753     90,042      (19,394)    267,972    $ 11.43   3,062,422

 WPT - Small Company Growth       28,265      33,486      33,545      (1,824)     93,472     $ 9.82    917,883

 WPT - International Equity       3,206       16,976      9,236       (189)       29,229     $ 10.33   301,996

 WPT - Post-Venture Capital       6,514       30,180      11,079      (1,958)     45,815     $ 10.83   496,313

                                                                                                      $ 981,357,735






6. UNIT VALUES - CONTINUED


                                 BEGINNING    PAYMENTS    TRANSFERS  CONTRACT     UNITS       ENDING   DOLLARS
                                 BALANCE      RECEIVED    BETWEEN    TERMINATIONS             BALANCE
                                 UNITS        FROM        SUBACCOUNTS,                        UNIT
                                              CONTRACT    NET                                 VALUE
                                              OWNERS


JANUARY 1, 1997 TO
DECEMBER 31, 1997


 VIP - Money Market               3,144,313   1,192,450   (1,961,731)   135,771     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income              4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                     2,503,391   102,300     (325,759)     (50,211)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                   1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond   382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager           3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500               1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth   1,163,007   308,312     331,850       (42,969)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund              5,882,023   702,932     (5,288)       (160,031)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                         154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                  936,634     1,359,453     (132,532)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth                             1,076,440   1,563,569     (81,550)    2,558,459  $ 12.63   32,320,770
Opportunities *

 MSUF - Emerging Markets                      11,511      9,298         (3)         20,806     $ 10.05   209,175
Equity **

 MSUF - Emerging Markets Debt                 1,251       31,482        (603)       32,130     $ 10.48   336,604
**

 MSUF - Global Equity **                      18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **               8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                          5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                    10,032      42,492        (743)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                    6,302       12,765        (627)       18,440     $ 10.27   189,335

 PBHG - Technology &                          14,091      22,932        (2,986)     34,037     $ 9.87    335,899
Communications **

 PBHG - Select 20 **                          11,265      43,493        0           54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                  3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                     9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                        $ 772,540,862

*  FOR THE PERIOD JANUARY 27,
1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.

** FOR THE PERIOD NOVEMBER
24, 1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Empire Fidelity Investments Variable Annuity
Account A:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999






(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

America's largest privately-held investment management organization.

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109